Financial Liabilities - Other Financial Liabilities (Details) $ / shares in Units, € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 $ / shares	Jun. 30, 2021 USD ($) shares
Financial Liabilities
Non-current debt with GIC (sovereign wealth fund in Singapore)	€ 759,554		€ 833,664
Non-current preferential loans	5,966		4,943
Other non-current financial liabilities	48,549		49,100
Total other non-current financial liabilities	814,069		887,707
Current debt with GIC (sovereign wealth fund in Singapore)	81,384		86,284
Current preferential loans	1,536		1,633
Other current financial liabilities	32,646		25,763
Total other current financial liabilities	115,566		113,680
Repayment obligation arising supply contract	3,400		€ 5,900
Accumulated number of shares redeemed | shares			0
Other financial liabilities	929,635		€ 1,001,387
Within one year
Financial Liabilities
Other financial liabilities	115,566		113,680
Two years
Financial Liabilities
Other financial liabilities	52,268		54,506
Three years
Financial Liabilities
Other financial liabilities	48,478		50,086
Four years
Financial Liabilities
Other financial liabilities	48,060		50,408
Five years
Financial Liabilities
Other financial liabilities	47,848		49,483
Over five years
Financial Liabilities
Other financial liabilities	617,415		683,224
Biomat USA Group
Financial Liabilities
Value of ordinary shares exchanged for liability | $					$ 990
Number of class B ordinary shares exchanged | shares					10
Biomat Newco, Corp.
Financial Liabilities
Number of class B ordinary shares exchanged | shares					9
Unsecured long-term loan
Financial Liabilities
Other non-current financial liabilities	44,300		44,300
Distributor commission liabilities
Financial Liabilities
Other current financial liabilities	€ 18,400		15,500
GIC
Financial Liabilities
Dividend paid per share | $ / shares		$ 4,168,000
Redemption Price Per Share | $ / shares				$ 52,105,000
Preferential liquidation per share | $ / shares		52,105,000
Accumulated number of shares redeemed | shares	1
Current debt includes accrued interests	€ 34,230		37,432
Current debt related to share redemption right	€ 47,154		€ 48,852
GIC | Biomat USA Group
Financial Liabilities
Redemption Price Per Share | $ / shares		$ 52,105,263.16